Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current assets
Cash	$ 20,239	$ 30,854
Restricted cash	2,750	2,741
Short-term investments	21,778	21,596
Accounts receivable, net	77,131	56,043
Prepaid expenses and other current assets, net	74,574	63,963
Total current assets	196,472	175,197
Non-current assets
Long-term investment	285	282
Software and equipment, net	19,856	22,466
Deferred tax assets, net	12,890	11,998
Other non-current assets	21,731	12,012
Operating lease right-of-use assets	821	1,280
Total non-current assets	55,583	48,038
TOTAL ASSETS	252,055	223,235
Current liabilities
Short-term loan	83,362	83,029
Accounts payable	54,995	26,641
Deferred revenue	2,381	3,050
Tax payable	2,168	1,364
Accrued expenses and other current liabilities	2,281	4,809
Operating lease liabilities, current	738	748
Total current liabilities	152,494	124,392
Non-current liabilities
Operating lease liabilities, non-current	20	504
Warrant liabilities	661	661
Total non-current liabilities	24,356	30,853
Total liabilities	176,850	155,245
Commitments and contingencies (Note 16)
Shareholders’ equity
Additional paid in capital	210,466	144,160
Accumulated deficit	(191,471)	(126,724)
Accumulated other comprehensive loss	(1,280)	(1,367)
Total SUNCAR TECHNOLOGY GROUP INC’s shareholders’ equity	17,725	16,078
Non-controlling interests	57,480	51,912
Total equity	75,205	67,990
TOTAL LIABILITIES AND EQUITY	252,055	223,235
Related Party
Current liabilities
Amount due to a related party, current	6,569	4,751
Non-current liabilities
Amount due to a related party, non-current	23,675	29,688
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	5	4
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	$ 5	$ 5